Schedule of Investments (unaudited)
December 31, 2024
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 37.1%
Alexandria Real Estate Equities, Inc.	434,092	$ 42,345,675
American Healthcare REIT, Inc.	378,182	10,747,932
CareTrust REIT, Inc.	461,810	12,491,961
Community Healthcare Trust, Inc.	67,487	1,296,425
Diversified Healthcare Trust	540,736	1,243,693
Global Medical REIT, Inc.	151,661	1,170,823
Healthcare Realty Trust, Inc.	884,910	14,999,224
Healthpeak Properties, Inc.	1,750,703	35,486,750
LTC Properties, Inc.	111,349	3,847,108
Medical Properties Trust, Inc.(a)	1,487,716	5,876,478
National Health Investors, Inc.	104,095	7,213,784
Omega Healthcare Investors, Inc.	675,853	25,581,036
Sabra Health Care REIT, Inc.	588,206	10,187,728
Sila Realty Trust, Inc.(a)	142,531	3,466,354
Universal Health Realty Income Trust	32,085	1,193,883
Ventas, Inc.	822,696	48,448,567
Welltower, Inc.	1,371,311	172,826,325
		398,423,746
Residential REITs — 43.3%
American Homes 4 Rent, Class A	846,029	31,658,405
Apartment Investment & Management Co., Class A(b)	346,624	3,150,812
AvalonBay Communities, Inc.	315,544	69,410,214
BRT Apartments Corp.	27,794	501,126
Camden Property Trust	259,283	30,087,199
Centerspace	41,108	2,719,294
Elme Communities	218,514	3,336,709
Equity LifeStyle Properties, Inc.	473,035	31,504,131
Equity Residential	840,203	60,292,967
Essex Property Trust, Inc.	159,980	45,664,691
Independence Realty Trust, Inc.	562,059	11,151,250
Invitation Homes, Inc.	1,514,458	48,417,222
Mid-America Apartment Communities, Inc.	291,001	44,980,025
NexPoint Residential Trust, Inc.	55,543	2,318,920
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	309,076	$ 38,007,076
UDR, Inc.	822,626	35,710,195
UMH Properties, Inc.	179,578	3,390,433
Veris Residential, Inc.	195,573	3,252,379
		465,553,048
Specialized REITs — 19.1%
CubeSmart	560,645	24,023,638
Extra Space Storage, Inc.	465,235	69,599,156
National Storage Affiliates Trust	175,150	6,639,937
Public Storage	351,817	105,348,082
		205,610,813
Total Long-Term Investments — 99.5% (Cost: $1,176,681,026)		1,069,587,607
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	6,626,276	6,629,589
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	1,575,894	1,575,894
Total Short-Term Securities — 0.8% (Cost: $8,205,818)		8,205,483
Total Investments — 100.3% (Cost: $1,184,886,844)		1,077,793,090
Liabilities in Excess of Other Assets — (0.3)%		(3,518,288)
Net Assets — 100.0%		$ 1,074,274,802
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 6,629,614(a)	$ —	$ 310	$ (335)	$ 6,629,589	6,626,276	$ 35,689(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	594,732	981,162(a)	—	—	—	1,575,894	1,575,894	52,390	—
				$ 310	$ (335)	$ 8,205,483		$ 88,079	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	127	03/21/25	$ 4,555	$ (75,580)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,069,587,607	$ —	$ —	$ 1,069,587,607
Short-Term Securities
Money Market Funds	8,205,483	—	—	8,205,483
	$ 1,077,793,090	$ —	$ —	$ 1,077,793,090
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (75,580)	$ —	$ —	$ (75,580)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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